CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents		$ 147,263,466	$ 150,967,996	[1]
Restricted cash	[1]		336,690
Accounts receivable, net of allowance for doubtful accounts of $21,827,663 and $18,195,382 as of December 31, 2017 and 2018, respectively		102,697,121	79,195,932	[1]
Contract assets		2,137,107	1,410,198	[1]
Marketable securities		2,466,814	3,077,412	[1]
Customer deposits		10,671,689	35,822,756	[1]
Prepaid expenses and other current assets		8,620,215	9,945,011	[1]
Amounts due from related parties		6,694,579	4,077,008	[1]
Total current assets		280,550,991	284,833,003	[1]
Property and equipment, net		14,058,327	14,240,120	[1]
Intangible assets, net		57,401,177	70,631,146	[1]
Investment in affiliates		62,979	145,727	[1]
Deferred tax assets, net		62,356,063	67,083,641	[1]
Other non-current assets		2,297,489	2,010,712	[1]
TOTAL ASSETS		416,727,026	438,944,349	[1]
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Leju of $1,771,717 and $225,700 as of December 31, 2017 and 2018, respectively)		803,275	2,949,725	[1]
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to Leju of $28,021,779 and $23,622,869 as of December 31, 2017 and 2018, respectively)		30,628,336	37,081,532	[1]
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Leju of $25,705,206 and $25,597,112 as of December 31, 2017 and 2018, respectively)		58,029,858	63,380,153	[1]
Other tax payable (including other tax payable of the consolidated VIEs without recourse to Leju of $11,166,308 and $11,730,876 as of December 31, 2017 and 2018, respectively)		12,675,205	11,654,145	[1]
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to Leju of $1,245,000 and $3,862,779 as of December 31, 2017 and 2018, respectively)		3,477,193	3,092,870	[1]
Advances from customers (including advance from customers of the consolidated VIEs without recourse to Leju of $10,050,703 and $26,576,831 as of December 31, 2017 and 2018, respectively)		26,872,685	10,564,818	[1]
Accrued marketing and advertising expenses (including accrued marketing and advertising expenses of the consolidated VIEs without recourse to Leju of $14,117,697 and $9,439,740 as of December 31, 2017 and 2018, respectively)		14,895,973	18,851,999	[1]
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Leju of $15,606,182 and $10,338,171 as of December 31, 2017 and 2018, respectively)		12,998,663	16,315,380	[1]
Total current liabilities		160,381,188	163,890,622	[1]
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to Leju of $414,505 and $275,223 as of December 31, 2017 and 2018, respectively)		14,779,770	18,016,186	[1]
Total liabilities		175,160,958	181,906,808	[1]
Commitments and contingencies (Note 14)				[1]
Shareholders' Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 135,763,962 and 135,763,962 shares issued and outstanding, as of December 31, 2017 and 2018, respectively		135,764	135,764	[1]
Additional paid-in capital		792,626,535	788,588,692	[1]
Accumulated deficit		(528,824,801)	(515,344,274)	[1]
Accumulated other comprehensive loss		(19,848,006)	(13,077,311)	[1]
Total Leju Holdings Limited Shareholders' Equity		244,089,492	260,302,871	[1]
Non-controlling interests		(2,523,424)	(3,265,330)	[1]
Total equity		241,566,068	257,037,541	[1]
TOTAL LIABILITIES AND EQUITY		$ 416,727,026	$ 438,944,349	[1]

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.